Post-Employment and Other Non-current Employee Benefits - Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	$ 747	$ 912	$ 1,240	$ 1,173
Post-employment and other non-current employee benefits	3,560	3,709
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	653	715
Non-vested benefit obligation	2,091	2,196
Accumulated benefit obligation	2,744	2,911
Excess of projected defined benefit obligation over accumulated benefit obligation	1,284	1,288
Defined benefit obligation	4,028	4,199
Pension plan funds at fair value	(1,303)	(1,288)
Net defined benefit liability	2,725	2,911
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	320	279
Non-vested benefit obligation	344	255
Accumulated benefit obligation	664	534
Excess of projected defined benefit obligation over accumulated benefit obligation	294	392
Defined benefit obligation	958	926
Pension plan funds at fair value	(123)	(128)
Net defined benefit liability	$ 835	$ 798